Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Abstract]
Wages and salaries	[1]	€ 5,129	€ 5,204	€ 5,080
Post-employment benefits costs		396	418	370
Social security contributions		529	556	537
Voluntary social security contributions		192	111	111
Employee benefits expense		€ 6,246	€ 6,289	€ 6,097

[1]	Salaries and wages includes EUR 115 million (2020: EUR 119 million, 2019: EUR 103 million) of share-based compensation expenses.